Commitments and Contingencies - Additional Information (Details)												3 Months Ended		6 Months Ended		12 Months Ended			25 Months Ended	58 Months Ended	84 Months Ended
	Jul. 27, 2023 USD ($) shares	Jun. 21, 2023 USD ($)	Jan. 31, 2023 INSTALLMENT	Nov. 14, 2022 USD ($) shares	Nov. 11, 2022 USD ($)	Oct. 10, 2022 USD ($)	Sep. 15, 2022 USD ($) Caravan	May 17, 2022 USD ($)	Nov. 08, 2021 USD ($)	May 18, 2021 AGREEMENT	May 15, 2018 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) Aircrafts shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2023 USD ($) shares	May 07, 2028 USD ($)	May 07, 2028 USD ($)	Sep. 30, 2023 USD ($)	Aug. 02, 2023 shares	Jun. 15, 2023 USD ($) shares	Feb. 08, 2023 USD ($)	Mar. 17, 2021
Commitments And Contingencies [Line Items]
Fully-diluted ordinary shares outstanding | shares												13,417,826		13,417,826		12,487,438	185,959,043		13,417,826
Number of ordinary shares re-issued | shares												13,417,826		13,417,826		12,487,438	185,959,043		13,417,826
Exchange of common stock, value												$ 202,000	$ 300,000	$ 202,000	$ 385,000	$ 130,000
Aggregate principal amount												15,000,000		15,000,000					$ 15,000,000
Maturity date			Jan. 31, 2025
Aggregate purchase amount														203,000		99,000	$ 137,000
Tax commitment including penalties and interest											$ 1,900,000
Outstanding federal excise tax liability including accrued penalties and interest												6,600,000		6,600,000		5,800,000	3,800,000		6,600,000
Outstanding property tax liability including penalties and interest.												$ 2,100,000		$ 2,100,000		$ 1,700,000	$ 1,400,000		$ 2,100,000
Southern Airways Corporation
Commitments And Contingencies [Line Items]
Fully-diluted ordinary shares outstanding | shares												373,935		373,935		364,841	336,914		373,935
Number of ordinary shares re-issued | shares												373,935		373,935		364,841	336,914		373,935
Exchange of common stock, value													1,104,000		1,104,000	$ 1,290,000
Aggregate purchase amount														$ 1,142,000	13,492,000	18,979,000	$ 6,381,000
Usage obligation												$ 2,468,000	$ 2,048,000	4,655,000	$ 3,970,000	$ 8,153,000	7,274,000
Southern Airways Corporation | Letter of Intent
Commitments And Contingencies [Line Items]
Purchase commitment amount																	$ 5,200,000
Purchase commitment description																	Upon the execution of the purchase agreement, which is anticipated to occur in Q4 2023, the Company is obligated to make payments related to the purchase of the Firm Viceroy’s at: a) $50 thousand per aircraft, b) $150 thousand per Firm Viceroy one year prior to the first commercial delivery (anticipated to occur in Q4 2024), and c) the balance due upon delivery of each Viceroy.
Purchase obligation																	$ 35,000,000
Option provided by vendor to purchase number of aircrafts | Aircrafts																	5
Initial upfront fee paid																	$ 50,000
Option provided by vendor to purchase equity value																	50,000
Additional upfront fee paid																	$ 50,000
Common Stock | Southern Airways Corporation
Commitments And Contingencies [Line Items]
Exchange of common stock, share | shares													23,450		23,450	27,155
Merger Agreement with Tuscan Holdings Corp II
Commitments And Contingencies [Line Items]
Business combination agreement date								May 17, 2022
Cash to be paid upon triggering event				$ 700,000
Amendment to Acquisition Agreement With Southern Airways Corporation
Commitments And Contingencies [Line Items]
Percentage of fully-diluted common shares					12.50%
Amendment to Acquisition Agreement With Southern Airways Corporation | Nonconsolidated Investees, Other
Commitments And Contingencies [Line Items]
Equity interests					100.00%
SAM | Southern Airways Corporation | Business Combination Agreements
Commitments And Contingencies [Line Items]
Business acquisition, equity interests acquired					100.00%																					100.00%
Business acquisition, consideration for common stock issue					$ 81,250,000
Business acquisition percentage of fully diluted shares					12.50%
Tuscan | Southern Airways Corporation | Business Combination Agreements
Commitments And Contingencies [Line Items]
Business acquisition, equity interests acquired								100.00%
Minimum | Merger Agreement with Tuscan Holdings Corp II | Common Stock
Commitments And Contingencies [Line Items]
Equity instruments to be issued as part of business combination | shares				600,000
Minimum | Amendment to Acquisition Agreement With Southern Airways Corporation
Commitments And Contingencies [Line Items]
Equity interests value					$ 81,250,000
Maximum | Merger Agreement with Tuscan Holdings Corp II | Common Stock
Commitments And Contingencies [Line Items]
Equity instruments to be issued as part of business combination | shares				635,000
Firm Viceroys | Southern Airways Corporation | Letter of Intent
Commitments And Contingencies [Line Items]
Number of aircrafts purchased | Aircrafts																	4
Firm Viceroys | Southern Airways Corporation | Letter of Intent | Scenario One
Commitments And Contingencies [Line Items]
Purchase obligation																	$ 50,000
Firm Viceroys | Southern Airways Corporation | Letter of Intent | Scenario Two
Commitments And Contingencies [Line Items]
Purchase obligation																	$ 150,000
Viceroy Purchase Options | Southern Airways Corporation | Letter of Intent
Commitments And Contingencies [Line Items]
Option to purchase additional number of aircrafts | Aircrafts																	11
Sales and Marketing Agreement
Commitments And Contingencies [Line Items]
License fee payable							$ 40,000,000
Aircraft Purchase Agreement | Caravans
Commitments And Contingencies [Line Items]
Option to purchase additional caravans, Number | Caravan							100
Aircraft Purchase Agreement | Caravans | Minimum
Commitments And Contingencies [Line Items]
Aggregate purchase amount							$ 300,000,000
Aircraft Purchase Agreement | Specifically Configured Caravans
Commitments And Contingencies [Line Items]
Option to purchase additional caravans, Number | Caravan							50
Caravan purchase period							7 years
Aircraft Purchase Agreement | Specifically Configured Caravans | Minimum
Commitments And Contingencies [Line Items]
Aggregate purchase amount							$ 150,000,000
Jetstream Agreement | Minimum
Commitments And Contingencies [Line Items]
Usage obligation						$ 120,000,000
Jetstream Agreement | Maximum
Commitments And Contingencies [Line Items]
Aggregate purchase amount						$ 450,000,000
Subsequent Event | Merger Agreement with Tuscan Holdings Corp II | Common Stock
Commitments And Contingencies [Line Items]
Equity instruments to be issued as part of business combination | shares	635,000
Subsequent Event | GEM Purchase Agreement
Commitments And Contingencies [Line Items]
Exchange of common stock, value	$ 25,000,000
Exchange of common stock, share | shares	1,000,000
GEM Purchase Agreement, registration statement requirement | shares																							1,000,000
Subsequent Event | GEM Purchase Agreement | Common Stock
Commitments And Contingencies [Line Items]
Number of common stock issued | shares	1,300,000
Textron Agreement
Commitments And Contingencies [Line Items]
License fee payable							$ 60,000,000
Textron Agreement | Scenario Forecast
Commitments And Contingencies [Line Items]
License fee payable																						$ 25,000,000
Palantir Technologies Inc | Software License Agreements
Commitments And Contingencies [Line Items]
Number of agreements executed | AGREEMENT										2
Term of agreement										7 years
Total software cost																			$ 11,000,000
Payment for software service												2,000,000		2,000,000		$ 2,000,000			2,000,000
Palantir Technologies Inc | Software License Agreements | Scenario Forecast
Commitments And Contingencies [Line Items]
Total software cost																				$ 39,000,000	$ 50,000,000
GEM Global Yield LLC SCS and an Entity Affiliated with GEM | Share Purchase Agreement
Commitments And Contingencies [Line Items]
Share Purchase Agreement, cash consideration								$ 400,000,000										$ 200,000,000
Share Purchase Agreement, commitment fee payable								$ 8,000,000										$ 4,000,000
Share Purchase Agreement, percentage of purchase commitment																		0.75%						0.75%
Share Purchase Agreement, exercise price per share | $ / shares																		$ 0.01
Share Purchase Agreement, advance receivable												100,000,000		100,000,000		100,000,000			100,000,000
Share Purchase Agreement, installments of incremental advances.												25,000,000		25,000,000		25,000,000			25,000,000
Share Purchase Agreement, number of installments | INSTALLMENT			4
Fully-diluted ordinary shares outstanding | shares																								1,300,000
Fair value of commitment under share purchase agreement												$ 11,400,000		$ 11,400,000		3,000,000			$ 11,400,000
Other Liabilities																$ 3,000,000	$ 400,000
GEM Global Yield LLC SCS and an Entity Affiliated with GEM | Share Purchase Agreement | Subsequent Event
Commitments And Contingencies [Line Items]
Share Purchase Agreement, cash consideration																									$ 400,000,000
Share Purchase Agreement, commitment fee payable																									$ 8,000,000
Number of ordinary shares re-issued | shares																							1,300,000
GEM Global Yield LLC SCS and an Entity Affiliated with GEM | Share Purchase Agreement | Subsequent Event | Common Stock
Commitments And Contingencies [Line Items]
Number of common stock issued | shares	1,300,000
GEM Global Yield LLC SCS and an Entity Affiliated with GEM | Share Subscription Facility
Commitments And Contingencies [Line Items]
Share Purchase Agreement, cash consideration																								$ 25,000,000
Share Purchase Agreement, aggregate shares | shares																								1,000,000
Share Purchase Agreement, registration statement requirement | shares																								1,000,000
Partners for Growth V, L.P. | Convertible Note Purchase Agreement | Senior Unsecured Convertible Promissory Note
Commitments And Contingencies [Line Items]
Aggregate principal amount		$ 8,000,000
Interest rate of note		9.75%
Maturity date		Dec. 31, 2024
Debt instrument percentage equal to initial listing price		120.00%
Rise Parties
Commitments And Contingencies [Line Items]
Payment of actual damages									$ 1,000,000
Pre-judgment interest									200,000
Rise Parties | Attorneys' Fees
Commitments And Contingencies [Line Items]
Litigation settlement, expense									60,000.00
Rise Parties | Court Costs
Commitments And Contingencies [Line Items]
Litigation settlement, expense									$ 3,000.000